Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2013	Jun. 30, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	TRUSTCO BANK CORP N Y
Entity Central Index Key	0000357301
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Public Float		$ 490,535,724
Entity Common Stock, Shares Outstanding	94,564,026
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2013